UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)            (Zip code)

Corporation Trust Company
1209 Orange Street, Wilmington, DE  19801
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2018

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments
(Unaudited)

As of March 31, 2018
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 71.13%
AbbVie, Inc.	$15,000	2.000%	11/6/2018	$14,944
Aetna, Inc.	204,000	1.700%	6/7/2018	203,784
Air Lease Corp.	452,000	3.375%	1/15/2019	453,769
Allergan, Inc.	450,000	2.800%	3/15/2023	428,285
American Express Credit Corp.	250,000	2.125%	7/27/2018	249,712
Amgen, Inc.	216,000	2.200%	5/22/2019	214,699
Amgen, Inc.	400,000	2.650%	5/11/2022	390,665
Anheuser-Busch InBev Finance, Inc.	500,000	1.900%	2/1/2019	498,646
Anheuser-Busch InBev Finance, Inc.	400,000	3.300%	2/1/2023	400,738
Aon Corp.	250,000	8.205%	1/1/2027	316,035
AstraZeneca PLC	20,000	1.750%	11/16/2018	19,896
AT&T, Inc.	500,000	3.950%	1/15/2025	500,427
Avnet, Inc.	250,000	4.625%	4/15/2026	249,820
Bank of America Corp.	174,000	6.875%	4/25/2018	174,453
Bank of America Corp.	60,000	6.875%	11/15/2018	61,570
Bank of America Corp.	500,000	6.300%	3/10/2026	537,500
Becton Dickinson and Co.	63,000	2.133%	6/6/2019	62,305
Best Buy Co., Inc.	1,042,000	5.000%	8/1/2018	1,049,498
Best Buy Co., Inc.	475,000	5.500%	3/15/2021	501,866
Biogen, Inc.	400,000	3.625%	9/15/2022	404,204
CA, Inc.	200,000	2.875%	8/15/2018	200,410
CA, Inc.	350,000	4.500%	8/15/2023	363,936
CA, Inc.	250,000	4.700%	3/15/2027	256,237
Caterpillar Financial Services Corp.	197,000	1.700%	6/16/2018	196,745
Caterpillar Financial Services Corp.	90,000	2.450%	9/6/2018	90,032
Celgene Corp.	400,000	3.250%	8/15/2022	394,391
Citigroup, Inc.	350,000	2.050%	12/7/2018	348,751
Citigroup, Inc.	1,000,000	6.250%	8/25/2026	1,057,500
CVS Health Corp.	54,000	1.900%	7/20/2018	53,891
Discovery Communications LLC	250,000	3.800%	3/13/2024	247,365
Dollar Tree, Inc.	500,000	5.750%	3/1/2023	522,850
Domtar Corp.	300,000	4.400%	4/1/2022	310,080
eBay, Inc.	500,000	3.600%	6/5/2027	482,787
Ecolab, Inc.	70,000	2.000%	1/14/2019	69,595
FedEx Corp.	170,000	8.000%	1/15/2019	177,186
Fidelity National Information Services, Inc.	500,000	2.850%	10/15/2018	500,295
Flex Ltd.	250,000	5.000%	2/15/2023	262,676
Ford Motor Credit Co. LLC	305,000	5.000%	5/15/2018	305,741
General Motors Financial Co., Inc.	513,000	6.750%	6/1/2018	516,395
GlaxoSmithKline Capital, Inc.	59,000	5.650%	5/15/2018	59,222
Helmerich & Payne International Drilling Co.	193,000	4.650%	3/15/2025	200,672
HollyFrontier Corp.	262,000	5.875%	4/1/2026	282,355
HSBC Holdings PLC	750,000	4.250%	3/14/2024	754,937
Infinity Property & Casualty Corp.	250,000	5.000%	9/19/2022	260,810
Ingram Micro, Inc.	400,000	5.000%	8/10/2022	390,219
International Paper Co.	250,000	3.800%	1/15/2026	248,064

				(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2018
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - Continued
Jabil, Inc.	$210,000	4.700%	9/15/2022	$217,980
Janus Capital Group, Inc.	500,000	4.875%	8/1/2025	523,315
Jefferies Financial Group, Inc.	200,000	5.500%	10/18/2023	205,845
Johnson & Johnson	70,000	1.650%	12/5/2018	69,684
Juniper Networks, Inc.	500,000	4.350%	6/15/2025	506,809
KeyBank NA	500,000	3.400%	5/20/2026	484,058
KeyCorp	175,000	2.300%	12/13/2018	174,565
Kraft Heinz Foods Co.	500,000	2.000%	7/2/2018	499,531
Kraft Heinz Foods Co.	400,000	3.500%	6/6/2022	399,804
L Brands, Inc.	250,000	6.625%	4/1/2021	266,875
L Brands, Inc.	320,000	5.625%	2/15/2022	333,600
Lam Research Corp.	395,000	2.800%	6/15/2021	390,088
Levi Strauss & Co.	500,000	5.000%	5/1/2025	505,625
Marathon Oil Corp.	550,000	3.850%	6/1/2025	544,292
McDonald's Corp.	75,000	2.100%	12/7/2018	74,797
McKesson Corp.	222,000	2.850%	3/15/2023	213,927
MetLife, Inc.	500,000	6.817%	8/15/2018	507,488
Micron Technology, Inc.	450,000	5.500%	2/1/2025	469,125
Microsoft Corp.	75,000	1.300%	11/3/2018	74,602
Microsoft Corp.	50,000	1.625%	12/6/2018	49,776
Microsoft Corp.	148,000	4.200%	6/1/2019	151,575
Morgan Stanley	175,000	2.200%	12/7/2018	174,640
Morgan Stanley	500,000	6.250%	8/9/2026	578,437
Mylan NV	185,000	3.000%	12/15/2018	185,029
Newell Brands, Inc.	200,000	5.000%	11/15/2023	205,448
Nordstrom, Inc.	831,000	4.750%	5/1/2020	859,290
Oceaneering International, Inc.	200,000	4.650%	11/15/2024	193,266
Oracle Corp.	120,000	5.000%	7/8/2019	123,730
PepsiCo, Inc.	55,000	5.000%	6/1/2018	55,247
Philip Morris International, Inc.	116,000	5.650%	5/16/2018	116,441
Pitney Bowes, Inc.	200,000	3.625%	10/1/2021	191,500
Princeton University	250,000	2.612%	7/1/2026	236,162
QUALCOMM, Inc.	21,000	1.400%	5/18/2018	20,971
QUALCOMM, Inc.	130,000	1.850%	5/20/2019	129,120
QUALCOMM, Inc.	500,000	2.900%	5/20/2024	478,508
Royal Bank of Canada	179,000	2.000%	12/10/2018	178,368
RPM International, Inc.	250,000	3.750%	3/15/2027	244,013
Seagate HDD Cayman	275,000	3.750%	11/15/2018	276,794
Seagate HDD Cayman	250,000	4.750%	6/1/2023	250,399
Southern Power Co.	600,000	1.500%	6/1/2018	599,157
Starbucks Corp.	70,000	2.000%	12/5/2018	69,869
Stryker Corp.	359,000	3.375%	11/1/2025	355,112
Symantec Corp.	250,000	4.200%	9/15/2020	253,735
Tapestry, Inc.	500,000	4.250%	4/1/2025	498,081
Tapestry, Inc.	200,000	4.125%	7/15/2027	196,668
Target Corp.	500,000	2.500%	4/15/2026	465,072
The American Museum of Natural History	300,000	2.729%	7/15/2022	293,333
				(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2018
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - Continued
The Coca-Cola Co.	$341,000	1.375%	5/30/2019	$336,855
The Gap, Inc.	250,000	5.950%	4/12/2021	262,792
The Goldman Sachs Group, Inc.	150,000	3.559%	4/30/2018	150,087
The Kroger Co.	200,000	3.700%	8/1/2027	193,614
The Walt Disney Co.	13,000	1.500%	9/17/2018	12,946
Valero Energy Corp.	502,000	3.650%	3/15/2025	500,380
Vmware, Inc.	250,000	2.950%	8/21/2022	239,831
Vmware, Inc.	250,000	3.900%	8/21/2027	237,117
Walgreens Boots Alliance, Inc.	250,000	3.800%	11/18/2024	246,567
Walgreens Boots Alliance, Inc.	500,000	3.450%	6/1/2026	473,280
Wells Fargo & Co.	150,000	2.992%	4/23/2018	150,018
Wells Fargo & Co.	1,000,000	5.900%	6/15/2024	1,031,350

Total Corporate Bonds (Cost $33,967,681)				33,012,546

MUNICIPAL BONDS - 3.89%
Commonwealth of Pennsylvania	300,000	5.450%	2/15/2030	347,274
Kentucky State Property & Building Commission	340,000	2.564%	5/1/2021	334,380
New Brunswick Parking Authority	215,000	8.420%	9/1/2040	242,808
New York City Transitional Finance Authority	325,000	4.905%	11/1/2024	358,670
Sacramento County Public Financing Authority	265,000	3.793%	4/1/2022	267,263
State of Oregon	250,000	3.577%	8/1/2029	256,080

Total Municipal Bonds (Cost $1,869,572)				1,806,475

EXCHANGE-TRADED PRODUCTS - 4.17%
			Shares
PowerShares Variable Rate Preferred Portfolio			38,711	974,356
VanEck Vectors Preferred Securities ex Financials ETF			50,000	961,000

Total Exchange-Traded Products (Cost $2,004,916)				1,935,356

SHORT-TERM INVESTMENT - 15.50%
			Shares
§	Blackrock Treasury Trust Fund - Institutional Class Shares, 1.38%		7,194,898	7,194,898

Total Short-Term Investment (Cost $7,194,898)				7,194,898

Total Value of Investments (Cost $45,037,067) - 94.69%				$43,949,275

Other Assets Less Liabilities - 5.31%				2,461,898

Net Assets - 100.00%				$46,411,173

				(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2018

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$50
	Aggregate gross unrealized depreciation			(1,087,842)

	Net unrealized depreciation			$(1,087,792)

	Summary of Investments	% of Net
		Assets	Value
	Corporate Bonds	71.13%	$33,012,546
	Municipal Bonds	3.89%	1,806,475
	Exchange-Traded Products	4.17%	1,935,356
	Short-Term Investment	15.50%	7,194,898
	Other Assets Less Liabilities	5.31%	2,461,898
	Total Net Assets	100.00%	$46,411,173

	The following acronyms or abbreviations are used in this portfolio:
	LLC - Limited Liability Company
	PLC - Public Limited Company

	§	Represents 7-day effective yield as of March 31, 2018

				(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2018

Note 1 - Investment Valuation

Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the exchange or principal where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Fund's Pricing Committee following procedures established by the Board of Trustees.

The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.  A three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value.

Level 1 securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs.Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputswhen market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2018, all investments are categorized as Level 1 under the hierarchy described above.  For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Corporate Bonds	$33,012,546	$-	$33,012,546	$-
Municipal Bonds	1,806,475	-	1,806,475	-
Exchange-Traded Products	1,935,356	1,935,356	-	-
Short-Term Investment	7,194,898	7,194,898	-	-
Total Assets	$43,949,275	$9,130,254	$34,819,021	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPINNAKER ETF SERIES

/s/ Katherine M. Honey
Date: May 30, 2018	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: May 30, 2018	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley E. Harris
Date: May 30, 2018	Ashley E. Harris Treasurer and Principal Financial Officer